Appendix 3 Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using the Equity Method

This appendix is part of Note 14, “Investments accounted for using the equity method”.

Taxpayer ID No.	Company	Functional Currency	% Ownership as of 12/31/2017			% Ownership as of 12/31/2016			% Ownership as of 01/01/2016			Relationship	Country	Business Activity
(RUT)			Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Sacme S.A.	U.S. dollar	0.00%	50.00%	50.00%	0.00%	50.00%	50.00%	0.00%	50.00%	50.00%	Associate	Argentina	Monitoring and Control of Electric System
Foreign	Yacylec S.A.	Argentine peso	22.22%	0.00%	22.22%	22.22%	0.00%	22.22%	22.22%	0.00%	22.22%	Associate	Argentina	Electric energy transportation
Foreign	Distribuidora Eléctrica de Cundinamarca S.A. (1)	Colombian peso	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	49.00%	49.00%	Joint Venture	Colombia	Electric energy distribution and sales
Foreign	Empresa de Energía de Cundinamarca S.A. (1)	Colombian peso	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	49.00%	49.00%	Joint Venture	Colombia	Electric energy distribution and sales
Foreign	Central Termica Manuel Belgrano	Argentine peso	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%	Associate	Argentina	Electric energy distribution and sales
Foreign	Central Térmica San Martin	Argentine peso	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%	Associate	Argentina	Electric energy distribution and sales
Foreign	Central Vuelta Obligado S.A.	Argentine peso	0.00%	40.90%	40.90%	0.00%	40.90%	40.90%	0.00%	40.90%	40.90%	Associate	Argentina	Electric energy distribution and sales

(1)	Entities merged with our subsidiary Codensa S.A. on October 1, 2016 (see Note 7.1).